Note 11 - Per Share Data (Details Textual) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	61,050,122	21,897,479	57,057,768	21,277,479
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	24,813,373	3,744,623	18,813,373	3,744,623
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	94,413,680	40,677,826	94,546,696	40,060,395